Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions
25 Related party transactions

Transactions and remuneration of services with related parties are carried out in the ordinary course of business, under arm’s length conditions, and include interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.
(a)    Key-person management compensation
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2025	2024	2023

Fixed compensation	21,912	17,695	17,445
Variable compensation	30,727	16,252	15,843
Total	52,639	33,947	33,288
(b)    Transactions with related parties
The material transactions carried out with related parties are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2025	2024	2025	2024	2023

Shareholders with significant influence	164,102	146,814	4,920	16,905	6,104
Securities	15,085	—	76	—	17,403
Securities purchased under resale agreements	—	—	—	—	5,101
Accounts receivable and loans operations	89,224	127,325	4,844	16,905	424
Securities sold under repurchase agreements	—	—	—	—	(16,824)
Financing instruments payable	59,793	19,489	—	—	—
Transactions with related parties also includes transactions among the Company and its subsidiaries in the course of normal operations, including services rendered such as: (i) education, consulting and business advisory; (ii) financial advisory and financial consulting in general; (iii) management of resources and portfolio management; (iv) information technology and data processing; (v) insurance and (vi) loan operations. The effects of these transactions have been eliminated and do not have effects on the consolidated financial statements.